Accounts Receivable - Summary of Account Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable
Accounts receivable	¥ 302,465	$ 41,438	¥ 482,365
Less: allowance for credit losses	(6,752)	(925)	(6,373)
Accounts receivable, net	¥ 295,713	$ 40,513	¥ 475,992